Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current Assets (Note 8A)
Cash and cash equivalents	$ 884		$ 1,391
Trade receivables, net	3,921	[1]	3,259	[1]
Other current assets	567		259
Assets held for severance benefits (note 4)			7
Inventories	3,779		3,310
Total Current Assets	9,151		8,226
Other Assets
Assets held for severance benefits (Note 4)	1,111		1,197
Total other assets	1,111		1,197
Property and Equipment, net (Note 3)	239		260
Total Assets	10,501		9,683
Current Liabilities
Short term loan (note 8A6)	162		259
Trade payables	2,470		2,391
Other payables and accrued liabilities (Note 8A5)	1,144		1,206
Liability in respect of employees' severance benefits (Note 4)			9
Total Current Liabilities	3,776		3,865
Other liabilities
Principle shareholder convertible loan (Note 9A)	400		1,519
Liability in respect of employees' severance benefits (Note 4)	1,290		1,368
Total other liabilities	1,690		2,887
Total Liabilities	5,466		6,752
Commitments and Contingencies (Note 5)
Shareholders' Equity (Note 6)
Share capital	1,126		854
Treasury stock	(27)		(27)
Additional paid-in capital	45,569		39,880
Accumulated deficit	(41,633)		(37,776)
Total Shareholders' Equity	5,035		2,931
Total Liabilities and Shareholders' Equity	$ 10,501		$ 9,683

[1]	Includes balances in the amounts of $74 thousand and $110 thousand with related parties as of December 31, 2011 and 2010, respectively (see also note 9A).